Leases (Details Narrative)	3 Months Ended
Mar. 31, 2019 USD ($) Integer
Leases [Abstract]
Operating leases units | Integer	2
Operating lease amortization of assets	$ 21,744
Operating lease amortization of liabilities	$ 17,913